Non-current deposits (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Investment deposit	$ 33,448	¥ 224,475	¥ 210,088
Deposit for purchase of machineries	1,824	12,244	23,027
Total non-current deposits	35,272	¥ 236,719	¥ 233,115
Potential Seller
Investment deposit	$ 33,660